Segments - Schedule of Non-current Assets by Country (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Total	$ 165,517	$ 174,074
United Kingdom
Disclosure Of Operating Segments [Line Items]
Total	135,346	137,811
United States
Disclosure Of Operating Segments [Line Items]
Total	17,869	19,986
Italy
Disclosure Of Operating Segments [Line Items]
Total	8,280	9,324
Colombia
Disclosure Of Operating Segments [Line Items]
Total	669	3,622
Spain
Disclosure Of Operating Segments [Line Items]
Total	543	716
Sweden
Disclosure Of Operating Segments [Line Items]
Total	570	605
Germany
Disclosure Of Operating Segments [Line Items]
Total	32	413
Other
Disclosure Of Operating Segments [Line Items]
Total	$ 2,208	$ 1,597